Background	12 Months Ended
Dec. 31, 2024
Background [Abstract]
Background

Note 1

Background:

NLS Pharmaceutics Ltd. (Nasdaq: NLSP, NLSPW) (the “Company”) and its wholly-owned subsidiaries NLS Pharmaceutics (Israel) Ltd., an Israeli company (the “Merger Sub”) and NLS Pharmaceutics Inc., a Delaware corporation, is an emerging biopharmaceutical company engaged in the discovery and development of life-improving drug therapies to treat rare and complex central nervous system disorders, including narcolepsy, idiopathic hypersomnia and other rare sleep disorders, and of neurodevelopmental disorders, such as attention deficit hyperactivity disorder (“ADHD”). The Company’s lead product candidates are Quilience, to treat narcolepsy (type 1 and type 2), and Nolazol, to treat ADHD.

The Company was established in June 2015 through the incorporation of its predecessor entities, NLS Pharma Ltd. and NLS-1 Pharma Ltd., in Switzerland. In April 2016, NLS-0 Pharma Ltd. was also incorporated. Subsequently, in a reorganization effective January 1, 2019, NLS Pharma Ltd. and NLS-0 Pharma Ltd. merged into NLS-1 Pharma Ltd., which was then renamed NLS Pharmaceutics Ltd. The Company went public on January 29, 2021, with its shares listed on the Nasdaq Capital Market. On April 27, 2021, the Company formed NLS Pharmaceutics Inc., a Delaware corporation (“NLS Inc.”). On November 3, 2024, the Company formed NLS Pharmaceutics (Israel) Ltd., an Israeli company for the purposes of the potential merger transaction.

The accompanying consolidated financial statements include the results of the Company and its wholly-owned subsidiaries. All references hereinafter to the Company mean the Company and its subsidiaries NLS Inc. and the Merger Sub.

Agreement and Plan of Merger

On November 4, 2024, the Company, the Merger Sub, and Kadimastem Ltd., an Israeli publicly traded company limited by shares (TASE: KDST) (“Kadimastem”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which (i) Kadimastem will merge with and into Merger Sub, with Merger Sub as the surviving company (the “Merger”), and (ii) at the effective time of the Merger (the “Effective Time”), each issued and outstanding ordinary share of Kadimastem, no par value (“Kadimastem Ordinary Share”), will be exchanged for and automatically converted into the right to receive from the Company that certain number of fully paid and nonassessable common shares, 0.03 Swiss Franc (CHF) par value per share, of the Company (“Company Common Share”) as calculated in accordance with the terms of the Merger Agreement (the “Exchange Ratio”). It is anticipated that the initial Exchange Ratio is estimated to result in Kadimastem shareholders holding 80% of the issued and outstanding shares of Company Common Shares on a fully diluted basis, subject to certain adjustments as of the closing of the Merger (the “Closing”).

The Merger Agreement provides that, upon the terms and subject to the conditions thereof, following the Closing, the Company shall work diligently to dispose of any intellectual property, assets, rights, contracts, agreements, leases, arrangements (regardless of form), approvals, licenses, permits, whether current or future, whether or not contingent, of the Company and its subsidiaries related solely to any product candidate of the Company and its subsidiaries, other than the Company’s Dual Orexin Agonist platform (such assets to be disposed, the “Legacy Assets”). It is expected that the proceeds from any such disposition will be distributed to the shareholders and warrant holders of the Company as of immediately prior to the Effective Time pursuant to the terms and conditions of a contingent value rights agreement, (the “CVR Agreement”).

At the Effective Time, each:

•        Kadimastem Ordinary Share issued and outstanding immediately prior to the Effective Time will be exchanged for and converted into the right to receive a number of newly issued, fully paid and nonassessable Company Common Shares equal to the Exchange Ratio;

•        option, restricted share unit, restricted share, warrant or other rights issued and outstanding, whether vested or unvested, to purchase Kadimastem Ordinary Shares, shall be assumed by the Company and converted into an option, warrant, other award, or right, as applicable, to purchase Company Common Shares in accordance with the terms of the Merger Agreement:

•        each Company Common Share issued and outstanding immediately prior to the Effective time, and each Company Common Share acquirable upon the exercise of outstanding warrants and pre-funded warrants of the Company, shall continue to remain outstanding and, in addition, be entitled to a contingent value right (“CVR”) pursuant to the terms of the Merger Agreement and the CVR Agreement.

The Merger Agreement and the consummation of the transactions contemplated thereby have been approved by the Company’s board of directors (the “Board”) and Kadimastem’s board of directors, and the Board has resolved, subject to customary exceptions, to recommend that the shareholders of the Company approve the Merger Agreement and the transactions contemplated therein.

The Merger Agreement contains customary termination rights for each of the Company and Kadimastem, including the right of the Company and Kadimastem to terminate the Merger Agreement if the Closing shall not have occurred on or before June 30, 2025. The Merger Agreement also provides that the Company shall pay to Kadimastem a termination fee of $10.0 million plus the Company Operating Expenses (as defined in the Merger Agreement), and the Transaction Expenses (as defined in the Merger Agreement) if the Company terminates the Merger Agreement prior to obtaining the Parent Requisite Vote (as defined in the Merger Agreement) to enter into a definitive agreement providing for a Parent Superior Proposal (as defined in the Merger Agreement) in accordance with terms of the Merger Agreement.

Contingent Value Right Agreement

Prior to the Closing, the Company will enter into the CVR Agreement with VStock Transfer, LLC, which will govern the terms of the CVRs. Each CVR will represent the right to additional payments based on the proceeds, subject to certain adjustments, received by the Company from the disposition of the Legacy Assets.

The right to the CVRs as evidenced by the CVR Agreement is a contractual right only and will not be transferable, except in the limited circumstances specified in the CVR Agreement.

Going Concern

As of December 31, 2024, the Company had an accumulated deficit of approximately $74.4 million and the Company incurred an operating loss for the year ended December 31, 2024, of approximately $4.4 million. To date, the Company has dedicated most of its financial resources to achieve and maintain Phase 3 readiness, research and development, clinical studies associated with its ongoing biopharmaceutical business and general and administrative expenses. The Company has not generated revenues from its activities and has incurred substantial operating losses.

As of December 31, 2024, the Company’s cash and cash equivalents were $1.7 million. The Company’s existing cash and cash equivalents and access to existing financing arrangements will not be sufficient to fund operations for a period of one year from the issuance of these consolidated financial statements. The Company expects to continue to generate operating losses and negative operating cash flows for the next few years and will need additional funding to support its planned operating activities through profitability. The Company is actively exploring a range of options to raise funds, including strategic partnerships, out-licensing, or divestment of assets of the Company, and other future strategic actions. During October 2024, the Company completed a private financing round, debt conversions and forgiveness, and various vendor buy-outs. Additionally, on November 4, 2024, the Company entered into the Merger Agreement. The future viability of the Company is dependent on its ability to raise capital for payment of its vendors and to support on-going operations. There can be no assurance that such capital will be available within a sufficient period of time, in sufficient amounts or on terms acceptable to the Company. These conditions raise substantial doubt about the Company’s ability to continue as a going concern beyond one year from the issuance of these consolidated financial statements.

Accordingly, the accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which contemplate continuation of the Company as a going concern for a period within one year from the issuance of these consolidated financial statements and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in these consolidated financial statements do not necessarily purport to represent realizable or settlement values. These consolidated financial statements do not include any adjustment that might result from the outcome of this uncertainty.